Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 28, 2017	May 02, 2017	Dec. 29, 2016	Dec. 31, 2015
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000		10,000,000	10,000,000
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value		$ 0.001
Class A Common Stock
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000		450,000,000	450,000,000
Common stock, shares issued	94,685,169		76,847,116	76,847,116
Common stock, shares outstanding	94,685,169		76,847,116	76,847,116
Class B Common Stock
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000		10,000,000	10,000,000
Common stock, shares issued	0		395,742	250,602
Common stock, shares outstanding	0		395,742	250,602
Class C Common Stock
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	30,000,000		30,000,000	30,000,000
Common stock, shares issued	0		6,275,489	6,275,489
Common stock, shares outstanding	0		6,275,489	6,275,489